Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 657,714	$ 439,180
Short-term investments	359,198	92,999
Accounts receivable, net of allowance for doubtful accounts of $8,008 and $7,614 in 2017 and 2016, respectively	329,138	278,244
Income taxes receivable	39,509	23,795
Inventories, net	155,927	136,552
Prepaid expenses and other current assets	106,487	66,799
Total current assets	1,647,973	1,037,569
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $564,588 and $451,160 in 2017 and 2016, respectively	494,321	436,655
Goodwill	2,012,904	1,925,518
Intangible assets, net of accumulated amortization of $1,117,423 and $948,072 in 2017 and 2016, respectively	499,318	557,159
Deferred income taxes	39,353	68,384
Other long-term assets (of which $17,713 and $13,067 in 2017 and 2016 due from related parties, respectively)	344,647	282,909
Total long-term assets	3,390,543	3,270,625
Total assets	5,038,516	4,308,194
Current liabilities:
Accounts payable	59,205	51,218
Accrued and other current liabilities (of which $9,028 and $3,926 due to related parties in 2017 and 2016, respectively)	244,114	230,305
Income taxes payable	21,473	26,906
Total current liabilities	324,792	308,429
Long-term liabilities:
Long-term debt, net of current portion	1,758,258	1,067,096
Deferred income taxes	76,727	40,621
Other long-term liabilities (of which $3,075 and $5,889 due to related parties in 2017 and 2016, respectively)	337,743	284,952
Total long-term liabilities	2,172,728	1,392,669
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 230,829 and 239,707 shares in 2017 and 2016, respectively	2,702	2,812
Additional paid-in capital	1,630,095	1,794,665
Retained earnings	1,247,945	1,263,464
Accumulated other comprehensive loss	(220,759)	(333,839)
Less treasury shares, at cost— 4,272 and 5,147 shares in 2017 and 2016, respectively	(118,987)	(120,006)
Total equity	2,540,996	2,607,096
Total liabilities and equity	$ 5,038,516	$ 4,308,194